CASH AND RESTRICTED CASH (Tables)	12 Months Ended
Dec. 31, 2023
Cash and Cash Equivalents [Abstract]
SCHEDULE OF RECONCILIATION OF CASH AND RESTRICTED CASH

A reconciliation of cash and restricted cash in the consolidated balance sheets to the amounts in the consolidated statement of cash flows is as follows:

	December 31,
	2022	2023
	RMB	RMB
Cash	526,740	377,947
Restricted cash	525	4,502
Total cash and restricted cash shown in the consolidated statements of cash flows	527,265	382,449

The balances of restricted cash were mainly related to bank deposits for performance guarantee, which were restricted for use as of December 31, 2022 and 2023, and will be released from restriction within the next 12 months.